Revenue - Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	$ 1,357	$ 1,304	$ 1,147
Incentive management fees	178	168	103
Central revenue	239	200	184
Revenue from fee business	1,774	1,672	1,434
Revenue from owned, leased and managed lease hotels	515	471	394
Revenue from insurance activities	23	21	15
System Fund revenues (note [31])	1,611	1,564	1,217
Reimbursable revenues (note [31])	1,000	896	832
Total revenue	4,923	4,624	3,892
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,312	2,164	1,843
Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	958	936	861
Incentive management fees	21	21	18
Revenue from fee business	979	957	879
Revenue from owned, leased and managed lease hotels	162	148	126
Americas [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,141	1,105	1,005
EMEAA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	277	253	215
Incentive management fees	118	101	69
Revenue from fee business	395	354	284
Revenue from owned, leased and managed lease hotels	353	323	268
EMEAA [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	748	677	552
Greater China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	122	115	71
Incentive management fees	39	46	16
Revenue from fee business	161	161	87
Greater China [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	161	161	87
Central [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Central revenue	239	200	184
Revenue from fee business	239	200	184
Revenue from insurance activities	23	21	15
Central [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 262	$ 221	$ 199